Other information - Schedule of Accounts Payable and Accrued Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Additional Financial Information Disclosure [Abstract]
Accrued interest	$ 60.5	$ 43.3
Accounts payable and other accrued liabilities	143.8	140.1
Accounts payable and accrued liabilities, Total	$ 204.3	$ 183.4